Intangible assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 1,599	$ 1,880
Land use right of factory land in Xinxing, Guangdong, PRC	1,652	2,239
Golf club membership	41
Total	$ 3,292	$ 4,119